Leases - Schedule of recognized as an asset and operating lease liabilities (Details)	Jun. 30, 2023	Dec. 31, 2022
Leases
Weighted average remaining lease term - operating leases, in years	3 years 8 months 23 days	4 years 21 days
Weighted average discount rate - operating leases	6.25%	6.25%